Net Earnings (Loss) Per Share	12 Months Ended
Apr. 27, 2013
Net Earnings (Loss) Per Share
8.	Net Earnings (Loss) Per Share

In accordance with ASC 260-10-45, Share-Based Payment Arrangements and Participating Securities and the Two-Class Method, the Company’s unvested restricted shares, unvested restricted stock units and shares issuable under the Company’s deferred compensation plan are considered participating securities. During periods of net income, the calculation of earnings per share for common stock are reclassified to exclude the income attributable to the unvested restricted shares, unvested restricted stock units and shares issuable under the Company’s deferred compensation plan from the numerator and exclude the dilutive impact of those shares from the denominator. Diluted earnings per share for fiscal year 2013 was calculated using the two-class method for stock options, restricted stock and restricted stock units and the if-converted method for the preferred stock.

During periods of net loss, no effect is given to the participating securities because they do not share in the losses of the Company. Due to the net loss during fiscal 2013 and 2012, participating securities in the amounts of 2,859,084 and 3,462,508, respectively, were excluded in the calculation of loss per share using the two-class method because the effect would be antidilutive. The Company’s outstanding stock options and accretion/payments of dividends on preferred shares were also excluded from the calculation of loss per share using the two-class method because the effect would be antidilutive.

The following is a reconciliation of the Company’s basic and diluted earnings per share calculation:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Numerator for basic loss per share:
Loss attributable to Barnes & Noble, Inc.	$(157,806)	(64,840)	(68,873)
Preferred stock dividends	(15,767)	(11,044)	—
Accretion of dividends on preferred stock	(2,266)	(894)	—

Net loss available to common shareholders	$(175,839)	(76,778)	(68,873)
Numerator for diluted loss per share:
Net loss available to common shareholders	$(175,839)	(76,778)	(68,873)
Denominator for basic and diluted loss per share:
Basic weighted average common shares	58,247	57,337	56,588
Basic loss per common share
Net loss attributable to Barnes & Noble, Inc. available for common shareholders	$(3.02)	(1.34)	(1.22)
Diluted loss per common share
Net loss attributable to Barnes & Noble, Inc. available for common shareholders	$(3.02)	(1.34)	(1.22)